Segment Reporting	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Segment Reporting

21 - SEGMENT REPORTING

The Company operates in two reportable segments based on product differentiation: mobile and enterprise software. Mobile applications involve providing SMS and other content applications and services for mobile devices. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications.

The Company considers all revenues and expenses to be of an operating nature and accordingly, allocates them to the segments. Costs specific to a segment are charged directly to the segment. Company operating expenses are allocated to either of the segments based on gross revenues. Significant assets of the Company include working capital, an investment and property and equipment. The accounting policies of the reportable segments are the same as those described in the summary of the significant accounting policies.

The following table sets forth external revenues, cost of revenues (including depreciation expense), operating expenses (including depreciation expense) and other amounts attributable to these product lines:

Year ended March 31, 2016	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	140,889	478,402	619,291
Cost of revenue	6,241	60,896	67,137
Gross margin	134,648	417,506	552,154

Allocation of operating expenses	224,532	696,209	920,741
Allocation of interest income, net	(13,959)	(43,096)	(57,055)
Income taxes	-	148	148
	210,573	653,261	863,834

Net loss	(75,925)	(235,755)	(311,680)

Year ended March 31, 2015	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	162,741	972,922	1,135,663
Cost of revenue	8,540	62,335	70,875
Gross margin	154,201	910,587	1,064,788

Allocation of operating expenses	207,482	1,225,225	1,432,707
Allocation of interest income	(11,015)	(65,048)	(76,063)
Gain on investment	(9,647)	(56,964)	(66,611)
Income tax recovery	1,666	9,837	11,503
	188,486	1,113,050	1,301,536

Net loss	(34,285)	(202,463)	(236,748)

Year ended March 31, 2014	Mobile	Software, Maintenance and Consulting	Total
	$	$	$

Revenue	242,453	1,028,974	1,271,427
Cost of revenue	7,036	156,534	163,570
Gross margin	235,417	872,440	1,107,857

Allocation of operating expenses	288,500	1,069,162	1,357,661
Allocation of interest income, net	-	180,271	180,271
Impairment of investment	(12,881)	(47,738)	(60,619)
Income taxes recovery	(2,709)	(10,041)	(12,750)
	272,909	1,191,654	1,464,563

Net loss	(37,492)	(319,214)	(356,706)

One customer accounted for approximately 16% for the year ended March 31, 2014, one customer accounted for approximately 12.5% of revenue for the year ended March 31, 2015 and one customer accounted for approximately 21% of revenue for the year ended March 31, 2016.

The following table sets forth total assets used by each segment:

TOTAL ASSETS	March 31, 2016	March 31, 2015
	$	$
Mobile	259,615	213,305
Software	804,995	1,275,211
Total assets	1,064,610	1,488,516

The following tables set forth external revenues and long-lived assets attributable to geographic areas. External revenues are based on the location of the customer:

	March 31, 2016	March 31, 2015
	$	$
Long-lived assets
Canada	24,155	22,673
Brazil	2,162	1,833
Total long-lived assets	26,317	24,506

Total Revenue	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2014
	$	$

United States	48,850	61,500	81,407
Europe	15,605	15,898	16,373
Brazil	372,983	710,348	851,774
Canada	49,783	186,889	77,414
Singapore	136,612	157,049	219,228
Other	1,458	3,979	25,232
Total revenue	619,291	1,135,663	1,271,427

Management evaluates each segment’s performance based upon revenues and gross margins achieved.